N-2	Apr. 30, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002036272
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-282150
Investment Company Act File Number	811-24002
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	3
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	TCW Private Asset Income Fund
Entity Address, Address Line One	515 South Flower Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	214
Local Phone Number	244-0000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	Class A Shares	Class I Shares	Class I-3 Shares
Maximum sales load imposed on purchases (1)	3.50%	None	None

(1)
Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “
Distribution Agreement.
”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (2)	Class A Shares	Class I Shares	Class I-3 Shares
(as a percentage of average net assets attributable to Shares)
Management Fee	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing Fee	0.75%	None	None
Other Expenses (3)	571.99%	0.90%	81.54%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Expenses (3)(4)	573.77%	1.93%	82.57%
Expense Reimbursement (5)	(571.12)%	(0.02)%	(80.45)%
Total Annual Fund Expenses After Expense Reimbursement (4)(5)(6)	2.65%	1.91%	2.12%
(2)
The Fund commenced operations on April 1, 2025 and has not completed a full fiscal year. The expenses shown are annualized based on the Fund’s operating expenses since its commencement. Actual expenses may differ from those shown.

(3)
Because the Fund has not completed a full fiscal year of operations and certain classes have low average net assets, gross expenses, expressed as a percentage of net assets, appear unusually high and may not be representative of the Fund’s operating expenses on a going-forward basis.

(4)
The “Total Annual Fund Expenses” and “Total Annual Fund Expenses After Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

(5)
The Adviser and the Fund have entered into the One-Year Expense Limitation Agreement and the Ten-Year Expense Limitation Agreement in respect of each of Class A Shares, Class I Shares, and Class I-3 Shares. Under the Expense Limitation Agreements, the Adviser has contractually agreed until the date that is twelve months from the date of this Prospectus, with respect to the One-Year Expense Limitation Agreement, and the date that is ten years from the date of this Prospectus, with respect to the Ten-Year Expense Limitation Agreement, to waive, pay, absorb or reimburse all or a portion of the Fund’s fees and other expenses, including its initial organizational and offering expenses, to the extent necessary to maintain the Fund’s total annualized fund operating expenses in respect of each class (excluding any advisory or management fees, distribution-related and shareholder servicing fees and expenses, expenses attributable to interest and other financing costs, expenses related to litigation and potential litigation, investment expenses (such as brokerage expenses, fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, loan origination fees, loan servicing fees, loan collection and administration fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments), acquired fund fees and expenses, taxes and extraordinary or non-routine expenses, if any) at the level of 0.70% of the NAV of Class A Shares and Class I Shares and 0.89% of the NAV of Class I-3 Shares, with respect to the One-Year Expense Limitation Agreement, and at the level of 4.00% of the NAV for each of Class A Shares, Class I Shares and
Class I-3 Shares,
with respect to the Ten-Year Expense Limitation Agreement.

In consideration of the Adviser’s agreement to waive fees and/or reimburse the Fund’s operating expenses under the Expense Limitation Agreements, the Fund has agreed to repay the Adviser, to the extent approved by the Independent Trustees, in the amount of any waived fees and Fund expenses reimbursed in respect of each of Class A Shares, Class I Shares, and Class I-3 Shares subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the applicable Expense Cap either (i) at the time of the waiver or (ii) at the time the Adviser Recoupment is approved by the Independent Trustees. The Expense Limitation Agreements may be terminated by the Board, including a majority of the Independent Trustees, upon written notice to the Adviser. The Expense Limitation Agreements may not be terminated by the Adviser without the consent of the Board, including a majority of the Independent Trustees.

(6)
The Adviser has additionally agreed to contractually waive 50% of all management fees payable to the Adviser pursuant to the Investment Advisory Agreement, such that the Adviser shall be entitled to a management fee computed and payable monthly at the annual rate of 0.50% of the value of the Fund’s average daily net assets (subject to the terms of such Investment Advisory Agreement) until August 25, 2026, unless the Board approves its earlier termination. Amounts waived pursuant to the Management Fee Waiver are not subject to recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the One-Year Expense Limitation Agreement for only the first year).
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return and assuming that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$62	$175	$286	$558
Class I Shares	$19	$60	$102	$222
Class I-3 Shares	$21	$124	$227	$484
The example and the expenses in the table above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.
While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. Further, because the Fund has not completed a full fiscal year of operations and certain classes have low average net assets, the example of expenses in the table above appears unusually high and may not be representative of the Fund’s operating expenses on a going-forward basis. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “
Fund Expenses
” and “
The Adviser
.”

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and produce current income. The Fund seeks to achieve its investment objective by allocating its assets across a wide range of private credit strategies, with a focus on asset-backed credit strategies, including direct and indirect investments in privately originated debt investments collateralized by financial or physical assets, consumer finance, commercial finance and receivables.
Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in private credit investments. For purposes of the foregoing policy, the Fund considers private credit investments to include loans, securitized portfolios of receivables, securitized products and related derivatives, bonds, notes, secured credit backed by physical assets, and other credit-related investments, including investments in entities where the investment return is substantially driven by the performance of credit or credit-related
assets (such as an investment in the debt, equity or preferred equity of a vehicle which holds interests in one or more debt assets), in each case, issued in private offerings or issued by private issuers.
The Fund’s investments encompass a wide spectrum of instruments, including without limitation: (i) directly originated senior or first-lien asset-backed loans; (ii) directly originated mezzanine or second-lien asset-backed loans; (iii) diversified portfolios of receivables (e.g., financial products that represent an interest in one or more types of receivables from a variety of issuers) across asset classes such as consumer credit, mortgage credit, small business loans, trade receivables, financial assets, physical assets or other types of secured credit backed by physical assets (including real estate, infrastructure, solar, battery storage and wind based energy renewables, agriculture, equipment, digital infrastructure, datacenters, railcar, marine and aviation); (iv) securitized products and related derivatives, including CLOs, ABS, residential and commercial mortgage-backed securities, credit default swaps and exposure to indices that track the prices of a basket of tranches in asset-backed securities; and (v) other credit investments, including corporate loans, convertible bonds, royalties, litigation finance, significant risk transfers, and other non-standard receivables, that seek to opportunistically provide capital to borrowers or liquidity to secondary-market sellers of such assets. This policy is not fundamental and may be changed by the Board upon 60 days’ prior written notice to Shareholders. The Fund may invest a portion of its assets in other income-generating instruments, including, but not limited to, stressed and distressed securities, notes, bills, debentures, bank loans, convertible and preferred securities and government and municipal obligations.
In addition, from time to time, the Fund may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a credit investment or in connection with a reorganization of a borrower. The Fund may engage in short sales. To a limited extent, the Fund may also use derivatives to gain investment exposure to credit instruments, provide downside protection and to dampen volatility (i.e., use of derivatives instruments in a manner that aims to reduce the frequency or magnitude of capital losses). In particular, the Fund may seek to hedge all or a portion of the Fund’s foreign currency risk through the use of foreign currency forward contracts.
Derivative instruments used by the Fund are counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

Although actual exposure to any strategy may vary over time, under normal circumstances, the Fund expects its allocations to each strategy may be within the following ranges and consist of some combination of the following types of investments:

Senior Asset-Backed Loans	30-50%
Mezzanine Asset-Backed Loans	10-30%
Whole Loan Portfolios	10-20%
Physical Asset Credit	10-20%
Securitized Products	20-40%
Opportunistic Credit	0-10%
When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives or through its Subsidiaries. References herein to the Fund include, as appropriate, Subsidiaries through which the Fund may gain exposure to investments. The Fund may be exposed to the different types of investments described herein through its investments in its Subsidiaries. The allocation of the Fund’s assets to a Subsidiary will vary over time and will likely not include all of the different types of investments described herein at any given time.
Senior Asset-Backed Loans
ABS are securities issued by trusts and special purpose corporations with principal and interest pay-outs backed by, or supported by, various types of assets. As part of the Senior Asset-Backed Loan strategy, the Fund invests a significant portion of the portfolio in first-lien or senior asset-backed loans, which are privately negotiated and structured credit instruments secured by diversified cash-flowing assets or receivables (e.g., assets or receivables which entitle holders of interests therein with access to periodic cashflows) contained within special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The strategy is broadly comprised of first-lien
loans with downside protection (i.e., reduction of the frequency or magnitude of capital losses) from certain structural or contractual provisions, including hard credit-enhancement, bespoke covenants, cashflow triggers, and servicing rights. While most of these investments are not rated, given the bi-lateral, private sourcing of the investment, generally most investments within the Senior Asset-Backed Loan strategy can be considered the equivalent of “investment grade.” The cashflow and amortization profile of the underlying assets are intended to afford flexible duration and maturity profiles for investments made within the strategy. Sector exposures within the Senior Asset-Backed Loan strategy may include consumer credit, residential mortgage credit, physical (or hard) assets, commercial real estate debt, small business credit, and other cash flowing financial assets.
Mezzanine Asset-Backed Loans
The Fund also allocates to mezzanine or junior investments supported by the same structural protections as investments made pursuant to the Senior Asset-Backed Loan strategy, but are subordinated or otherwise junior in an issuer’s capital structure. Mezzanine asset-backed loans are typically subordinated loans that are usually secured by a pledge of indebtedness or equity of the entity that owns the underlying assets or by a second lien mortgage on the property that is subordinated to senior indebtedness of the entity, a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The Mezzanine Asset-Backed Loan strategy benefits from similar cashflow and amortization profiles as the Senior Asset-Backed Loan strategy and will target investments in the same asset classes. The Fund’s ability to rotate across the capital structure is intended to provide borrowers enhanced flexibility and corresponding opportunities to generate excess investment returns.
Whole Loan Portfolios
While the Senior Asset-Backed Loan and Mezzanine Asset-Backed Loan strategies lend against portfolios of cash-flowing assets or receivables, the Whole Loan strategy seeks to acquire a portfolio of underlying assets directly. The sourcing, underwriting, and risk management of whole loan purchases are similar to those required of asset-backed loans. The Adviser applies analytical strategies to model and forecast the yield of the portfolio adjusted for losses across a wide array of economic environments and underwrites the borrower’s financial profile and ability to service the whole loans over time. The Adviser believes that the Fund’s ability to provide borrowers flexible capital solutions may lead to improved investment returns, and that the Fund’s ability to buy whole loans directly may allow the Fund to participate in transactions that the Adviser has determined provide value in excess of other investments or issuers with similar risk and return characteristics.
Physical Asset Credit
The Physical Asset Credit strategy resembles the Senior Asset-Backed Loan strategy, as the Fund invests in senior loans secured by diversified assets placed within a bankruptcy remote vehicle. Within this strategy, the Fund focuses on investing in loans against diversified portfolios of cash flowing assets that are not receivables, including, for example, real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation assets. The Adviser’s underwriting and diligence process will vary by the asset class. Generally, the Fund’s exposures to hard assets are in structured products representing an interest in diversified investment grade financings, as opposed to exposures to single assets.
Securitized Products
The Securitized Products strategy provides two core functions: tradable assets to satisfy Fund-level liquidity needs and another tool to seek to generate excess return. Securitized Products represent the tradable version of the Fund’s asset-backed lending strategies. As securities trade in the open market, their trading price may vary widely from their fair value. The Adviser applies the same underwriting framework to the world of securitized products: underwrite the value of the collateral and the servicing and quality of the originator or sponsor. A key difference from asset-backed lending is that the liabilities of the securitized product capital structure are designed by an investment bank. Thus, in addition to diligencing and underwriting the collateral securitizing such product, the Adviser additionally analyzes the in-place structure, covenants, and cashflow triggers relevant to the securitized product. The Adviser believes its insight into performance and origination trends within asset-backed lending can inform its opinions regarding the relative value of securitized products. The Fund seeks these securitized product opportunities through various underlying asset types, maturities and capital structure priorities.
Opportunistic Credit
The Opportunistic Credit strategy seeks to flexibly provide capital to borrowers or liquidity to secondary-market sellers in periods of capital market dislocation when such borrowers or secondary-market sellers may not have access to traditional financing sources such as banks. The Adviser has insight across a variety of tradable fixed income markets and middle market lending, which the Adviser believes affords it a differentiated perspective on the relative value of prospective investments across asset classes. Investments within the strategy may include opportunities to finance consumer lending platforms directly or to provide synthetic risk transfer (or “SRT”) capital to global banking counterparties. While the allocation to the Opportunistic Credit strategy will generally be modest, the Adviser believes the strategy has the capacity to contribute to excess returns over time.
The Fund may invest in credit instruments of any credit quality, duration, or maturity and may invest significantly in securities rated below investment grade, i.e., at the time of purchase, securities that are rated Ba1 or below by Moody’s Investors Service, Inc. or BB+ or below by S&P or Fitch or are comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Investments rated below investment grade (or similar quality if unrated) are commonly known as high-yielding, high risk investments or as “junk” investments. The Fund may invest in any level of the capital structure of an issuer, including the equity or “first loss” tranche.
The Fund may make investments in non-U.S. entities, including, amongst others, entities domiciled or located in the United Kingdom, Europe, and Australia. The Fund expects that its investment in non-U.S. issuers will be made primarily in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.
The Fund may hold cash balances for liquidity management purposes and may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
To assist in liquidity management, the Adviser seeks to maintain exposure to liquid, saleable structured products. The Adviser additionally seeks to maintain the weighted average life of the Fund’s investment portfolio at a level equivalent to or lower than the weighted average life of the Fund’s liabilities, and in this connection seeks to maintain exposure to certain private assets which mature within two years.
The Fund may seek to gain exposure to certain newly-issued Regulation S securities through investments in TCW Private Asset Income Fund Cayman Ltd. (the “Cayman Subsidiary”), a wholly-owned subsidiary organized under the laws of the Cayman Islands. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). The Cayman Subsidiary will be advised by the Adviser, and shall have the same investment objectives as the Fund. The Cayman Subsidiary (unlike the Fund) may invest without limitation in Regulation S securities.
References herein to the Fund include references to a Subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s assets to a Subsidiary will vary over time and will likely not include all of the different types of investments described herein at any given time. The Fund will treat a Subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act, applicable to the Fund, including those relating to investment policies (Section 8), affiliated transactions and custody (Section 17) and capital structure and leverage (Section 18). In addition, the Adviser and the Board will comply with the provisions of Section 15 of the 1940 Act with respect to such a Subsidiary’s investment advisory contract.
Use of Leverage
In pursuing its investment objective, the Fund may seek to enhance returns through the use of leverage. The Fund may use borrowings, including obtaining loans from certain financial institutions, entering into reverse repurchase agreements or derivative transactions that create leverage, and the issuance of debt securities. The Adviser views Fund- and investment-level borrowing as a way to increase Fund-level flexibility. With respect to the Adviser’s risk management framework as it applies to leverage, (i) the Adviser rarely expects the application of financial leverage to below investment grade exposures, (ii) the Adviser aims to minimize exposure to any mismatch between the duration of the Fund’s borrowing and the duration of its investments; most borrowing is to term and often the borrowing is also non-recourse, meaning the Fund is only exposed to the initial equity capital, and (iii) the Fund’s use of derivatives to support the returns of its securitized product strategy is factored into the Adviser’s considerations as to use of borrowings for investment purposes. The Fund may also use leverage to finance the repurchase of its Shares or to otherwise provide the Fund with liquidity.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in net assets (as defined below), it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in net assets, it may issue $100 in shares of preferred stock, resulting in $200 in total assets (or 200% asset coverage). “Net assets” means the total assets of the Fund minus the Fund’s liabilities.
The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
The Fund may also choose to add leverage through the issuance of preferred stock. All costs and expenses relating to the issuance and ongoing maintenance of preferred stock would be borne by the Fund, and these costs and expenses may be significant. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund exceeds the dividend rates payable on any outstanding preferred stock together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to holders of the Fund’s Shares (“Shareholders”) than if the Fund were not so leveraged.
The Investment Process
Deal Origination
The Fund benefits from TCW’s scaled, diversified fixed income platform with experience in securitized products and asset-backed finance. The Fund primarily sources investments through the following channels:
Direct origination with borrowers that have reached substantial scale
: The Fund leverages the Adviser’s and its affiliates’ existing direct relationship with hundreds of current and legacy issuers of securitization (e.g., scaled borrowers), many of whom increasingly value private, bi-lateral financing solutions alongside their publicly traded securitization issuance. The Adviser and the Fund are poised to capitalize on the opportunity given the Fund’s commitment to providing flexible financing solutions across the capital structure from providing senior asset-backed lending to whole loan purchases.
Direct origination with earlier stage borrowers
: Many earlier stage lending platforms across consumer, mortgage, and commercial assets value long-term, scaled financing partnerships. The scaled, flexible capital base of the Adviser and its affiliates allows the Fund to “grow” with its borrowers, financing originations in a sensible way, while educating and supporting their ambitions for more permanent funding over time.
Intermediaries, Advisors, and Investment Banks
: The Adviser and its affiliates maintain productive relationships with a broad global network of investment banks, financial intermediaries, and advisors.
Organic Network of Senior Leadership
: The senior portfolio management team of the Fund has an average of approximately 20 years of experience investing across public and private credit and securitized products across the capital structure.
Underwriting Across Asset Classes:
The Adviser implements a consistent and cycle-tested process for underwriting investment opportunities within the Fund. Once an investment has passed an initial screening for suitability, the Adviser diligences three primary and related components: asset value, originator/sponsor quality, and structural considerations. Through this process, the Adviser generally assesses the following considerations, amongst others:
Asset Value
The Adviser assesses loss adjusted yield for the portfolio under economic environments that the Adviser views as typical, as well as potential of the portfolio to change across a wide array of economic environments. The

Adviser typically additionally assesses the amount the originator is earning for each loan and the quantity of that amount that is pledged to the bankruptcy remote vehicle that the Fund is lending against. The Adviser typically assesses expected performance aligning with historical performance of the asset class and related asset types.
Originator/Sponsor Considerations
The Adviser typically conducts originator performance evaluations to assess an originator’s credit risk retention. The Adviser typically also assesses a prospective originator’s management experience, business funding, effectiveness of servicing and ease of transferability of an investment in a distress scenario (e.g., a scenario in which an issuer is experiencing insolvency, is otherwise unable to meet its debts as they come due, or is at substantial risk of the foregoing).
Structural Considerations
The Adviser typically assesses a range of structural considerations relevant to a prospective investment, including its loan-to-value ratio (e.g., the ratio of the amount of the loan to the overall value of the investment), the level of excess spread (e.g., the surplus cashflow produced by the investment in excess of required payments under the loan) that can be utilized if performance deteriorates, the existence of additional corporate cashflows that can collateralize the Fund’s investment and the prospective investment’s rating, duration, or certainty of cashflow.

Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Nature of the Fund’s Investments.
The Fund has a broad mandate with respect to the type and nature of investments in which it participates. While some of the loans in which the Fund invests may be secured, the Fund may also invest in debt or other securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund invests may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.
The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable. Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.
Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations (see “
Risks Related to Investments in Loans
”) and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.
In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.
Market Risk.
The success of the Fund’s activities is affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), tariffs, trade disputes, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S.

political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively “AI Technologies”) may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the COVID-19 outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf of the Fund.

The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund makes investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of COVID-19 in the United States, the conflict between Russia and Ukraine, and conflicts in the Middle East. Russia’s military invasion of Ukraine has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant.
Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuer in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.
Similarly, while the Fund generally targets investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Private Credit Risk.
 The Fund obtains exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, including through investments in pooled investment vehicles. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund or an underlying fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. The Fund or an underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s or underlying fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.
Private Placements Risk.
In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Liquidity of Investments Risk
. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Credit Spread Risk.
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine, the escalation of hostilities in the Middle East, and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. The Adviser tends to focus on credit spread risk at a portfolio level, to seek to ensure any potential return volatility is within an acceptable level.
Asset-Backed Securities Risk.
Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.
ABS entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.

In the case of ABS structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Risks Related to Investments in Loans.
The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser to collateralize an underlying loan can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans.
“Covenant-lite”
loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt Investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed
securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments are affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances are reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans are subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Second Priority Liens
. Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company’s remaining assets, if any.

The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral are at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser seeks to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation is used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become non-performing for a variety of reasons. Non-performing debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.
Mezzanine Debt Risk
. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities are subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Investment in Receivables Risk
. The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund is reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.
Whole Loan Securitizations
. The Fund may invest in diversified portfolios of cash-flowing assets or receivables or securitize one or more loans. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Adviser and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage other clients with investment guidelines that do not permit such other clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.
Non-Standard or Esoteric Credit Risk.
The Fund may invest its assets in “alternative investments,” which include non-traditional debt investments and smaller segments of the debt markets, also known as niche or esoteric debt products. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.
Royalties Risk
. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.
Trade Finance Risk
. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.
Transportation Finance Risk
. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.
Consumer and Auto Loan Risk
. The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.
Risks Related to Investing in Datacenters
. The Fund may acquire assets related to datacenters. The Fund’s datacenter investments are subject to operating risks common to the datacenter industry, which include changes in tenant demands or preferences, a decline in the technology industry, such as a decrease in the use of mobile or web-based commerce, industry slowdowns, business layoffs or downsizing, relocation of businesses, increased costs of complying with existing or new government regulations and other factors; a downturn in the market for datacenter space generally such as oversupply of or reduced demand for space; increased competition, including from the datacenters’ tenants choosing to develop their own datacenters; and the rapid development of new technologies or the adoption of new industry standards that render the datacenters’ tenants’ current products and services or the datacenter facilities obsolete or unmarketable. To the extent that any of these or other adverse conditions occur, they are likely to impact market rents for, and cash flows from, the Fund’s datacenter investments, which could have a material adverse effect on the Fund.
Aircraft and Aviation Industry Risk
. The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel substantially declined, and many airlines became dependent, at least in part, on government aid. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

Agricultural and Timber Company Risk
. The Fund may invest its assets in securities issued by, or acquire assets related to, companies in the agriculture industry. Companies involved in the agriculture industry and farming-related
activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agricultural and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.
Litigation Finance Risk
. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Adviser’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.
Due to competitive and legal considerations and restrictions, the Fund and the Adviser may not be able to provide to investors details regarding any underlying investment opportunity. Investors are wholly dependent upon the Adviser’s ability to assess and manage investments made by the Fund.
Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Adviser’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Adviser will be able to predict the timing of any such payments.
For most investments made by the Fund, the Fund is not the client of the law firm representing the party to the litigation or transaction and does not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also are subject to an overriding duty to the courts and not the Fund.
As part of the due diligence process in which the Fund engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Adviser are sometimes dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

Merchant Cash Advance Risk
. For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit-
and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.
Infrastructure Debt Risk
. The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.
Real Estate Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
The Fund’s investments in mortgage loans secured by real estate (including residential and commercial mortgage loans, non-agency mortgage loans and second-lien mortgage loans) are subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss.

In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans are subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.
Real Assets Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Structured Investments Risk.
 The Fund may invest in structured products, including, structured notes, credit-linked
notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
Collateralized Loan Obligations.
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments are affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund relies on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund also relies on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured
loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on SOFR or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
Interest Rate Risk.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments under the floating rate debt instruments that the Fund holds would generally decrease, resulting in less revenue to the Fund. In the event of a sharply rising interest rate environment, such as during 2022 and 2023, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
Mortgage-Backed Securities Risk
Credit and Market Risks of Mortgage-Backed Securities
Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (
i.e.
, the risk of non-payment of interest and principal) and market risks (
i.e.
, the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in the Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities
Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to Shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.
Collateralized Mortgage Obligations
There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.
Stripped Mortgage Securities
These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.
Inverse Floaters
Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as SOFR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.
Adjustable Rate Mortgages
Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.
Mortgage Dollar Rolls Risk
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. The Fund does not expect to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.
Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Derivatives Risks.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange.
Additionally, when a company defaults or files for protection from creditors (e.g., U.S. chapter 11 proceedings), the use of certain types of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying debt securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions (including the clearing members and clearing houses through which it holds its positions). In particular, if there is a default by the counterparty to a transaction that is not exchange-traded and/or cleared, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of the Fund’s counterparties could become insolvent. It should be noted that in entering into derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and may increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment.
Options and Futures Risk.
The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers
or other permissible intermediaries and counterparties. Options transactions may be effected on securities exchanges or in the over-the-counter
(“OTC”) market. When options are purchased OTC, the Fund’s portfolio bears increased risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, at a specified time or at any time prior to the expiration of the option depending on the type of option. A covered call option is a call option with respect to which the seller of the option typically owns the underlying security or covers its obligation in some other permissible manner. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid (including transaction costs) to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled
contracts. Like all derivative instruments, entering into futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more underlying credit issuers and/or obligations of such issuers. The market for credit derivatives can be relatively illiquid as compared to other derivative instruments and/or more traditional investments, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund bears the risk that the investment will expire worthless. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation (which may be determined through an auction) that may have little or no value. Buyers of credit derivatives carry the risk of non-performance by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. Rather than exchange the reference obligation, a single cash payment may be due from the protection seller representing the difference between the par value of the reference obligation and the current market value of the reference obligation (which may be determined through an auction). If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is an evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Short Sales Risk
.
The Fund may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.
The Fund may also effect short sales “against the box.” These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.
Highly Volatile Markets; Foreign Exchange Risk
. Price movements of forwards, futures, derivative contracts and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.

Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Investments in Middle-Market Companies.
Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.
In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Restricted Securities Risk
. The Fund may invest in restricted securities. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.
Regulation S Securities Risk.
Regulation S securities are offered through off-shore (non-U.S.) offerings without registration with the SEC pursuant to Regulation S of the 1933 Act. Because Regulation S securities are subject to legal or contractual restrictions on resale, Regulation S securities may be considered illiquid. Furthermore, because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Subsidiary Risk.
To the extent the Fund invests through one or more of its Subsidiaries, the Fund would be exposed to the risks associated with such Subsidiary’s investments. The Subsidiary would not be registered as an investment company under the 1940 Act and therefore would not be subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.
High Yield Debt.
The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt is rated below “investment grade” or is unrated and faces both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).

Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.
Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.
Reference Rates and Reference Benchmarks
.
Certain rates have been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Certain financial institutions have in the past been accused by various regulators of manipulating certain reference rates (e.g., the London Interbank Offered Rate (“LIBOR”) and have been alleged to have altered costs when reporting them to regulators. There can be no assurance that the rate-setting process for reference rates will not be affected by similar conduct in the future, or that any investigations into any rate-setting process and any related litigation will not result in disruptive changes in the process used to determine reference rates or will not affect the use of reference rates going forward. Therefore, the performance, availability or prices of the Fund’s investments which are based on reference rates (such as certain interest rate swaps) may be adversely affected by misconduct in the rate-setting process for reference rates and/or as a result of future changes to such process or reference rates becoming no longer available.
For example, SOFR (as the alternative replacement rate for USD LIBOR) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a relatively limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates. There can also be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund.
In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union (“EU”) regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the EU (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Limited Amortization Requirements.
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a
“when-issued”
basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Investments in Highly Leveraged Issuers.
The Fund’s investments include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.
Non-Performing Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.

These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.
Risks of Certain Non-U.S. Investments.
The Fund may invest a portfolio of its assets outside of the U.S.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund are maintained, and contributions to and distributions from the Fund are generally made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund incurs costs, which may be significant, in connection with the conversion of various currencies.
General European and Global Economic Condition Risks
. The success of the Fund’s investment activities could be affected by general economic and market conditions in Europe and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment, resource self-sufficiency
and national and international political and socioeconomic circumstances in respect of the European and other non-U.S. countries in which the Fund may invest. These factors will affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair the Fund’s profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of its investments. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of the Fund). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on the Fund and could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy its capital or realize its investments on favorable terms.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. For example, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets and the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East, including the Iranian conflict that commenced in February 2026, could have a negative impact on those countries and others in those regions. The occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
Use of Leverage: Risk of Borrowing by the Fund
. In pursuing its investment objective, the Fund may seek to enhance returns through the use of leverage. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in net assets, it may issue $100 in preferred stock, resulting in $200 in total assets (or 200% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under the 1940 Act, any preferred stock the Fund issues will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund is required to make provisions to prohibit any dividend distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund may elect to use borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred stock). In the event that the Fund elects not to treat reverse repurchase agreements and similar financing transactions in the same manner of indebtedness, it must treat them as derivatives as discussed below.
The Adviser expects that the Fund’s borrowings, if any, may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or preferred stock dividends, the Fund may be required to sell investments, including at times when it is not advantageous to do so, in order to meet the requirements for qualification as a RIC and avoid Fund-level tax; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any preferred stock issued by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, in the event the Fund incurs leverage in the future, the Fund may need to refinance such outstanding debt as it matures. There is a risk that the Fund may not be able to refinance such debt or that the terms of any refinancing may not be as favorable as the terms of the then-existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Terrorist Activities.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.

Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies.
Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
Payment-in-Kind (“PIK”) Income Risk.
The Fund may hold investments that result in PIK income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC and avoid Fund-level tax. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Industry and Sector Risk.
Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.
Valuation Risk
. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Adviser is entitled to receive a Management Fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Adviser is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short. Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
Large Shareholder Transaction Risk.
Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders, or a large number of Shareholders collectively, may purchase or redeem a large amount of Shares of the Fund (collectively, such transactions are referred to as “large Shareholder transactions”). In addition, large purchases of Fund Shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder transactions could also generate increased transaction costs and cause adverse tax consequences, including acceleration of the realization of taxable income and/or gains to Shareholders. The effects of taxable income and/or gains resulting from large Shareholder transactions would particularly impact non-redeeming Shareholders who do not hold their Fund Shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for Shareholders who hold Fund Shares in a taxable account. While the Fund’s structure as an interval fund would limit the impact of significant shareholder repurchase requests, shareholders may receive only a prorated portion of their requested repurchase amount if the Fund’s periodic repurchase offers are oversubscribed. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or a share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Risks Relating to the Fund
Limited Operating History.
The Fund has limited operating history, and as a result, prospective investors have a limited track record and history on which to base their investment decision. In addition, there can be no assurance that the Fund will be able to implement its investment strategy and investment approach or achieve its investment objective. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund may have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.
The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private middle market companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund pays a Management Fee to the Adviser throughout this interim period irrespective of the Fund’s performance. If the Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.
Portfolio Management Risk.
The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management teams. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely affect the terms of the Fund’s or its financing subsidiaries’ financing facilities or any financing facility into which the Fund or its financing subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Key Personnel Risk.
The Adviser depends on access to investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risks.
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Competition for Investment Opportunities.
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding, and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts). As a result of these other entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Repurchase Offers Risks.
As described under “
Share Repurchase Program
,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “
Share Repurchase Program
.”
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders for U.S. federal income tax purposes. A return of capital generally is a return of a Shareholder’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the Shareholder’s tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment and may experience a larger gain or smaller loss than they would have absent such return-of-capital distribution.
Risks Associated with the Fund Distribution Policy.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred stock and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred stock, notes or other indebtedness.
Tax Risk Associated with Fund Distributions.
Even if a Shareholder chooses to “opt out” of the DRIP, the Fund has the ability to declare a large portion of a dividend in Shares instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the Shareholder in the same manner as a cash dividend, even though most of the dividend was paid in Shares.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Amended and Restated Declaration and Agreement of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Fund’s Declaration of Trust and Bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred stock; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser is an entity in which certain of the Fund’s Interested Trustees, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest—Risk-Allocation of Investment Opportunities.
The Fund’s executive officers and trustees, and the employees of the Adviser, serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other TCW-advised funds (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Adviser), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent the Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Adviser and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Adviser affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Adviser may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order TCW has received from the SEC (the “Order”). Co-investments made under the Order are subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. Pursuant to the Order, the Board may establish Board criteria clearly defining co-investment opportunities in which the Fund will have the opportunity to participate with one or more public or private funds managed by TCW that target similar assets. If an investment falls within the Board criteria and is otherwise consistent within the Fund’s then-current investment objectives and strategies, TCW must present the investment opportunity to the Adviser to consider the investment opportunity for participation by the Fund. The Fund may determine to participate or not to participate, depending on whether the Adviser determines that the investment is appropriate for the Fund (e.g., based on investment strategy, portfolio construction or other considerations). The co-investment would generally be allocated to the Fund and the other funds that target similar assets pro rata based on available capital for the particular investment. If the Adviser determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the Adviser will be required to report such investment and the rationale for its determination for the Fund to not participate in the investment to the Board at the next quarterly board meeting.
In the event investment opportunities are allocated among the Fund and Other Managed Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Although the Adviser endeavors to allocate investment opportunities in a fair and equitable manner, the Fund is not generally permitted to co-invest in any portfolio company in which a fund managed by TCW or any of its downstream affiliates (other than the Fund and its downstream affiliates) currently has an investment. However, the Fund may co-invest with funds managed by TCW or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations and its allocation procedures.
Potential Conflicts of Interest—Risk-Allocation of Personnel.
The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and its management may face conflicts in their time management and commitments.
Potential Conflicts of Interest—Risk-Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “
Determination of Net Asset Value
.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Fund calculates a daily NAV per share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Operational Risk.
 The Fund is also subject to the risk of loss as a result of other services provided by TCW and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund or Share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. There can be no assurance that the various procedures and controls utilized by the Adviser to mitigate threats from cyber incidents will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, underlying network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund heavily relies on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate its growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Business Continuity Risk.
The Adviser has developed a business continuity program that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting the Adviser, its affiliates, or the Fund. While the Adviser believes that the business continuity program should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, the Adviser, its affiliates, and any vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with the Adviser and other service providers.
Risks Relating to Fund’s RIC Status.
The Fund has elected to be treated as a RIC under the Code and intends each year to continue to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to Shareholders. In order to qualify for such treatment, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. Income derived by the Fund from certain of its investments may not be qualifying income for purposes of the 90% gross income test. If for any taxable year the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt instruments that are treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions (including distributions of short-term capital gain taxable to individual shareholders as ordinary income) than they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Uncertain Tax Treatment.
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following is a brief description of the anticipated capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the Fund’s Bylaws. The Declaration of Trust and Bylaws are each exhibits to the registration statement of which this Prospectus is a part.
The Fund is a Delaware statutory trust established under the laws of the State of Delaware by the Declaration of Trust. The Declaration of Trust provides that the Trustees may authorize separate series or classes of Shares of beneficial interest of the Fund. Preferred shares may be issued in one or more series, with such rights as determined by the Board, by action of the Board without the approval of the Shareholders.
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. The Fund currently offers three classes of Shares, Class A Shares, Class I Shares, and Class I-3 Shares. The fees and expenses for the Fund are set forth in “
Summary of Fees and Expenses
” above.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Fund’s Shares according to their respective rights.
The Fund does not intend to hold annual meetings of Shareholders. If the Fund does hold a meeting of Shareholders, Shares of the Fund entitle their holders to one vote for each Share held. Each fractional Share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, Bylaws, or required by applicable law.
The Fund sends unaudited reports at least semiannually and audited financial statements annually to all of its Shareholders.
The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.
The following table shows the amount of Shares of the Fund that were authorized and outstanding as of March 31, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares	Unlimited	0	1,068.69
Class I Shares	Unlimited	0	48,692,364.01
Class I-3 Shares	Unlimited	0	126,464.08
Although it has no present intention to do so, the Fund may determine in the future to issue preferred shares or other senior securities to add leverage to its portfolio. Any such preferred shares would have complete priority upon distribution of assets over the Shares.

Outstanding Securities [Table Text Block]
The following table shows the amount of Shares of the Fund that were authorized and outstanding as of March 31, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares	Unlimited	0	1,068.69
Class I Shares	Unlimited	0	48,692,364.01
Class I-3 Shares	Unlimited	0	126,464.08

Risks Relating to Investment Strategies, Fund Investments and the Fund's Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Nature of the Fund’s Investments.
The Fund has a broad mandate with respect to the type and nature of investments in which it participates. While some of the loans in which the Fund invests may be secured, the Fund may also invest in debt or other securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund invests may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.
The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable. Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.
Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations (see “
Risks Related to Investments in Loans
”) and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.
In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.
Market Risk.
The success of the Fund’s activities is affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), tariffs, trade disputes, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S.

political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively “AI Technologies”) may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the COVID-19 outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf of the Fund.

The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund makes investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of COVID-19 in the United States, the conflict between Russia and Ukraine, and conflicts in the Middle East. Russia’s military invasion of Ukraine has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant.
Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuer in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.
Similarly, while the Fund generally targets investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Private Credit Risk.
 The Fund obtains exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, including through investments in pooled investment vehicles. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund or an underlying fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. The Fund or an underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s or underlying fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.
Private Placements Risk.
In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Liquidity of Investments Risk
. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Credit Spread Risk.
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine, the escalation of hostilities in the Middle East, and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. The Adviser tends to focus on credit spread risk at a portfolio level, to seek to ensure any potential return volatility is within an acceptable level.
Asset-Backed Securities Risk.
Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.
ABS entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.

In the case of ABS structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Risks Related to Investments in Loans.
The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser to collateralize an underlying loan can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans.
“Covenant-lite”
loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt Investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed
securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments are affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances are reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans are subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Second Priority Liens
. Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company’s remaining assets, if any.

The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral are at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser seeks to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation is used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become non-performing for a variety of reasons. Non-performing debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.
Mezzanine Debt Risk
. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities are subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Investment in Receivables Risk
. The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund is reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.
Whole Loan Securitizations
. The Fund may invest in diversified portfolios of cash-flowing assets or receivables or securitize one or more loans. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Adviser and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage other clients with investment guidelines that do not permit such other clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.
Non-Standard or Esoteric Credit Risk.
The Fund may invest its assets in “alternative investments,” which include non-traditional debt investments and smaller segments of the debt markets, also known as niche or esoteric debt products. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.
Royalties Risk
. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.
Trade Finance Risk
. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.
Transportation Finance Risk
. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.
Consumer and Auto Loan Risk
. The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.
Risks Related to Investing in Datacenters
. The Fund may acquire assets related to datacenters. The Fund’s datacenter investments are subject to operating risks common to the datacenter industry, which include changes in tenant demands or preferences, a decline in the technology industry, such as a decrease in the use of mobile or web-based commerce, industry slowdowns, business layoffs or downsizing, relocation of businesses, increased costs of complying with existing or new government regulations and other factors; a downturn in the market for datacenter space generally such as oversupply of or reduced demand for space; increased competition, including from the datacenters’ tenants choosing to develop their own datacenters; and the rapid development of new technologies or the adoption of new industry standards that render the datacenters’ tenants’ current products and services or the datacenter facilities obsolete or unmarketable. To the extent that any of these or other adverse conditions occur, they are likely to impact market rents for, and cash flows from, the Fund’s datacenter investments, which could have a material adverse effect on the Fund.
Aircraft and Aviation Industry Risk
. The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel substantially declined, and many airlines became dependent, at least in part, on government aid. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

Agricultural and Timber Company Risk
. The Fund may invest its assets in securities issued by, or acquire assets related to, companies in the agriculture industry. Companies involved in the agriculture industry and farming-related
activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agricultural and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.
Litigation Finance Risk
. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Adviser’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.
Due to competitive and legal considerations and restrictions, the Fund and the Adviser may not be able to provide to investors details regarding any underlying investment opportunity. Investors are wholly dependent upon the Adviser’s ability to assess and manage investments made by the Fund.
Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Adviser’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Adviser will be able to predict the timing of any such payments.
For most investments made by the Fund, the Fund is not the client of the law firm representing the party to the litigation or transaction and does not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also are subject to an overriding duty to the courts and not the Fund.
As part of the due diligence process in which the Fund engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Adviser are sometimes dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

Merchant Cash Advance Risk
. For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity. Merchant cash advances are made largely based on factors such as the value of a business’ account receivables. In exchange, the provider of the advance may receive a share of a business’ future sales and/or a fixed fee. The remittances from the borrower will generally be drawn from the borrower’s customer debit-
and credit-card purchases until the advance is repaid. Such cash advances come with the additional risks associated with small business lending which may lead to losses to the Fund. Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.
Infrastructure Debt Risk
. The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.
Real Estate Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
The Fund’s investments in mortgage loans secured by real estate (including residential and commercial mortgage loans, non-agency mortgage loans and second-lien mortgage loans) are subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss.

In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans are subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.
Real Assets Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Structured Investments Risk.
 The Fund may invest in structured products, including, structured notes, credit-linked
notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
Collateralized Loan Obligations.
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments are affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund relies on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund also relies on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured
loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on SOFR or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
Interest Rate Risk.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments under the floating rate debt instruments that the Fund holds would generally decrease, resulting in less revenue to the Fund. In the event of a sharply rising interest rate environment, such as during 2022 and 2023, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
Mortgage-Backed Securities Risk
Credit and Market Risks of Mortgage-Backed Securities
Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (
i.e.
, the risk of non-payment of interest and principal) and market risks (
i.e.
, the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in the Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities
Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to Shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.
Collateralized Mortgage Obligations
There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.
Stripped Mortgage Securities
These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.
Inverse Floaters
Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as SOFR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.
Adjustable Rate Mortgages
Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.
Mortgage Dollar Rolls Risk
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. The Fund does not expect to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.
Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Derivatives Risks.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange.
Additionally, when a company defaults or files for protection from creditors (e.g., U.S. chapter 11 proceedings), the use of certain types of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying debt securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions (including the clearing members and clearing houses through which it holds its positions). In particular, if there is a default by the counterparty to a transaction that is not exchange-traded and/or cleared, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of the Fund’s counterparties could become insolvent. It should be noted that in entering into derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and may increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment.
Options and Futures Risk.
The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers
or other permissible intermediaries and counterparties. Options transactions may be effected on securities exchanges or in the over-the-counter
(“OTC”) market. When options are purchased OTC, the Fund’s portfolio bears increased risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, at a specified time or at any time prior to the expiration of the option depending on the type of option. A covered call option is a call option with respect to which the seller of the option typically owns the underlying security or covers its obligation in some other permissible manner. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid (including transaction costs) to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled
contracts. Like all derivative instruments, entering into futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more underlying credit issuers and/or obligations of such issuers. The market for credit derivatives can be relatively illiquid as compared to other derivative instruments and/or more traditional investments, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund bears the risk that the investment will expire worthless. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation (which may be determined through an auction) that may have little or no value. Buyers of credit derivatives carry the risk of non-performance by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. Rather than exchange the reference obligation, a single cash payment may be due from the protection seller representing the difference between the par value of the reference obligation and the current market value of the reference obligation (which may be determined through an auction). If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is an evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Short Sales Risk
.
The Fund may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.
The Fund may also effect short sales “against the box.” These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.
Highly Volatile Markets; Foreign Exchange Risk
. Price movements of forwards, futures, derivative contracts and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.

Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Investments in Middle-Market Companies.
Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.
In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Restricted Securities Risk
. The Fund may invest in restricted securities. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.
Regulation S Securities Risk.
Regulation S securities are offered through off-shore (non-U.S.) offerings without registration with the SEC pursuant to Regulation S of the 1933 Act. Because Regulation S securities are subject to legal or contractual restrictions on resale, Regulation S securities may be considered illiquid. Furthermore, because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Subsidiary Risk.
To the extent the Fund invests through one or more of its Subsidiaries, the Fund would be exposed to the risks associated with such Subsidiary’s investments. The Subsidiary would not be registered as an investment company under the 1940 Act and therefore would not be subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.
High Yield Debt.
The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt is rated below “investment grade” or is unrated and faces both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).

Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.
Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.
Reference Rates and Reference Benchmarks
.
Certain rates have been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Certain financial institutions have in the past been accused by various regulators of manipulating certain reference rates (e.g., the London Interbank Offered Rate (“LIBOR”) and have been alleged to have altered costs when reporting them to regulators. There can be no assurance that the rate-setting process for reference rates will not be affected by similar conduct in the future, or that any investigations into any rate-setting process and any related litigation will not result in disruptive changes in the process used to determine reference rates or will not affect the use of reference rates going forward. Therefore, the performance, availability or prices of the Fund’s investments which are based on reference rates (such as certain interest rate swaps) may be adversely affected by misconduct in the rate-setting process for reference rates and/or as a result of future changes to such process or reference rates becoming no longer available.
For example, SOFR (as the alternative replacement rate for USD LIBOR) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a relatively limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates. There can also be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund.
In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union (“EU”) regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the EU (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Limited Amortization Requirements.
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a
“when-issued”
basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Investments in Highly Leveraged Issuers.
The Fund’s investments include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.
Non-Performing Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.

These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.
Risks of Certain Non-U.S. Investments.
The Fund may invest a portfolio of its assets outside of the U.S.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund are maintained, and contributions to and distributions from the Fund are generally made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund incurs costs, which may be significant, in connection with the conversion of various currencies.
General European and Global Economic Condition Risks
. The success of the Fund’s investment activities could be affected by general economic and market conditions in Europe and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment, resource self-sufficiency
and national and international political and socioeconomic circumstances in respect of the European and other non-U.S. countries in which the Fund may invest. These factors will affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair the Fund’s profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of its investments. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of the Fund). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on the Fund and could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy its capital or realize its investments on favorable terms.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. For example, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets and the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East, including the Iranian conflict that commenced in February 2026, could have a negative impact on those countries and others in those regions. The occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
Use of Leverage: Risk of Borrowing by the Fund
. In pursuing its investment objective, the Fund may seek to enhance returns through the use of leverage. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in net assets, it may issue $100 in preferred stock, resulting in $200 in total assets (or 200% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under the 1940 Act, any preferred stock the Fund issues will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund is required to make provisions to prohibit any dividend distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund may elect to use borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred stock). In the event that the Fund elects not to treat reverse repurchase agreements and similar financing transactions in the same manner of indebtedness, it must treat them as derivatives as discussed below.
The Adviser expects that the Fund’s borrowings, if any, may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or preferred stock dividends, the Fund may be required to sell investments, including at times when it is not advantageous to do so, in order to meet the requirements for qualification as a RIC and avoid Fund-level tax; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any preferred stock issued by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, in the event the Fund incurs leverage in the future, the Fund may need to refinance such outstanding debt as it matures. There is a risk that the Fund may not be able to refinance such debt or that the terms of any refinancing may not be as favorable as the terms of the then-existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Terrorist Activities.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.

Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies.
Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
Payment-in-Kind (“PIK”) Income Risk.
The Fund may hold investments that result in PIK income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC and avoid Fund-level tax. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Industry and Sector Risk.
Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.
Valuation Risk
. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Adviser is entitled to receive a Management Fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Adviser is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short. Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
Large Shareholder Transaction Risk.
Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders, or a large number of Shareholders collectively, may purchase or redeem a large amount of Shares of the Fund (collectively, such transactions are referred to as “large Shareholder transactions”). In addition, large purchases of Fund Shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder transactions could also generate increased transaction costs and cause adverse tax consequences, including acceleration of the realization of taxable income and/or gains to Shareholders. The effects of taxable income and/or gains resulting from large Shareholder transactions would particularly impact non-redeeming Shareholders who do not hold their Fund Shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for Shareholders who hold Fund Shares in a taxable account. While the Fund’s structure as an interval fund would limit the impact of significant shareholder repurchase requests, shareholders may receive only a prorated portion of their requested repurchase amount if the Fund’s periodic repurchase offers are oversubscribed. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or a share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Other Risks Relating to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to the Fund
Limited Operating History.
The Fund has limited operating history, and as a result, prospective investors have a limited track record and history on which to base their investment decision. In addition, there can be no assurance that the Fund will be able to implement its investment strategy and investment approach or achieve its investment objective. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund may have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.
The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private middle market companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund pays a Management Fee to the Adviser throughout this interim period irrespective of the Fund’s performance. If the Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.
Portfolio Management Risk.
The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management teams. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely affect the terms of the Fund’s or its financing subsidiaries’ financing facilities or any financing facility into which the Fund or its financing subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Key Personnel Risk.
The Adviser depends on access to investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risks.
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Competition for Investment Opportunities.
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding, and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts). As a result of these other entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Repurchase Offers Risks.
As described under “
Share Repurchase Program
,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “
Share Repurchase Program
.”
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders for U.S. federal income tax purposes. A return of capital generally is a return of a Shareholder’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the Shareholder’s tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment and may experience a larger gain or smaller loss than they would have absent such return-of-capital distribution.
Risks Associated with the Fund Distribution Policy.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred stock and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred stock, notes or other indebtedness.
Tax Risk Associated with Fund Distributions.
Even if a Shareholder chooses to “opt out” of the DRIP, the Fund has the ability to declare a large portion of a dividend in Shares instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the Shareholder in the same manner as a cash dividend, even though most of the dividend was paid in Shares.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Amended and Restated Declaration and Agreement of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Fund’s Declaration of Trust and Bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred stock; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser is an entity in which certain of the Fund’s Interested Trustees, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest—Risk-Allocation of Investment Opportunities.
The Fund’s executive officers and trustees, and the employees of the Adviser, serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other TCW-advised funds (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Adviser), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent the Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Adviser and its management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to Other Managed Funds.
The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Adviser affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.
The Adviser may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order TCW has received from the SEC (the “Order”). Co-investments made under the Order are subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction. Pursuant to the Order, the Board may establish Board criteria clearly defining co-investment opportunities in which the Fund will have the opportunity to participate with one or more public or private funds managed by TCW that target similar assets. If an investment falls within the Board criteria and is otherwise consistent within the Fund’s then-current investment objectives and strategies, TCW must present the investment opportunity to the Adviser to consider the investment opportunity for participation by the Fund. The Fund may determine to participate or not to participate, depending on whether the Adviser determines that the investment is appropriate for the Fund (e.g., based on investment strategy, portfolio construction or other considerations). The co-investment would generally be allocated to the Fund and the other funds that target similar assets pro rata based on available capital for the particular investment. If the Adviser determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the Adviser will be required to report such investment and the rationale for its determination for the Fund to not participate in the investment to the Board at the next quarterly board meeting.
In the event investment opportunities are allocated among the Fund and Other Managed Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Although the Adviser endeavors to allocate investment opportunities in a fair and equitable manner, the Fund is not generally permitted to co-invest in any portfolio company in which a fund managed by TCW or any of its downstream affiliates (other than the Fund and its downstream affiliates) currently has an investment. However, the Fund may co-invest with funds managed by TCW or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations and its allocation procedures.
Potential Conflicts of Interest—Risk-Allocation of Personnel.
The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and its management may face conflicts in their time management and commitments.
Potential Conflicts of Interest—Risk-Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “
Determination of Net Asset Value
.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Fund calculates a daily NAV per share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Operational Risk.
 The Fund is also subject to the risk of loss as a result of other services provided by TCW and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund or Share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. There can be no assurance that the various procedures and controls utilized by the Adviser to mitigate threats from cyber incidents will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, underlying network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund heavily relies on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate its growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Business Continuity Risk.
The Adviser has developed a business continuity program that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting the Adviser, its affiliates, or the Fund. While the Adviser believes that the business continuity program should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, the Adviser, its affiliates, and any vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with the Adviser and other service providers.
Risks Relating to Fund’s RIC Status.
The Fund has elected to be treated as a RIC under the Code and intends each year to continue to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to Shareholders. In order to qualify for such treatment, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. Income derived by the Fund from certain of its investments may not be qualifying income for purposes of the 90% gross income test. If for any taxable year the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt instruments that are treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions (including distributions of short-term capital gain taxable to individual shareholders as ordinary income) than they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Uncertain Tax Treatment.
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	515 South Flower Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
Contact Personnel Name	Peter Davidson, Esq.
Class I-3 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.03%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	81.54%	[2],[3]
Total Annual Expenses [Percent]	82.57%	[2],[3],[4]
Waivers and Reimbursements of Fees [Percent]	(80.45%)	[2],[5]
Net Expense over Assets [Percent]	2.12%	[2],[4],[5],[6]
Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	124
Expense Example, Years 1 to 5	227
Expense Example, Years 1 to 10	$ 484
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I-3 Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	126,464.08
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[2]
Acquired Fund Fees and Expenses [Percent]	0.03%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	571.99%	[2],[3]
Total Annual Expenses [Percent]	573.77%	[2],[3],[4]
Waivers and Reimbursements of Fees [Percent]	(571.12%)	[2],[5]
Net Expense over Assets [Percent]	2.65%	[2],[4],[5],[6]
Expense Example, Year 01	$ 62
Expense Example, Years 1 to 3	175
Expense Example, Years 1 to 5	286
Expense Example, Years 1 to 10	$ 558
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,068.69
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.03%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.90%	[2],[3]
Total Annual Expenses [Percent]	1.93%	[2],[3],[4]
Waivers and Reimbursements of Fees [Percent]	(0.02%)	[2],[5]
Net Expense over Assets [Percent]	1.91%	[2],[4],[5],[6]
Expense Example, Year 01	$ 19
Expense Example, Years 1 to 3	60
Expense Example, Years 1 to 5	102
Expense Example, Years 1 to 10	$ 222
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	48,692,364.01

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution Agreement.”
[2]	The Fund commenced operations on April 1, 2025 and has not completed a full fiscal year. The expenses shown are annualized based on the Fund’s operating expenses since its commencement. Actual expenses may differ from those shown.
[3]	Because the Fund has not completed a full fiscal year of operations and certain classes have low average net assets, gross expenses, expressed as a percentage of net assets, appear unusually high and may not be representative of the Fund’s operating expenses on a going-forward basis.
[4]	The “Total Annual Fund Expenses” and “Total Annual Fund Expenses After Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”
[5]	The Adviser and the Fund have entered into the One-Year Expense Limitation Agreement and the Ten-Year Expense Limitation Agreement in respect of each of Class A Shares, Class I Shares, and Class I-3 Shares. Under the Expense Limitation Agreements, the Adviser has contractually agreed until the date that is twelve months from the date of this Prospectus, with respect to the One-Year Expense Limitation Agreement, and the date that is ten years from the date of this Prospectus, with respect to the Ten-Year Expense Limitation Agreement, to waive, pay, absorb or reimburse all or a portion of the Fund’s fees and other expenses, including its initial organizational and offering expenses, to the extent necessary to maintain the Fund’s total annualized fund operating expenses in respect of each class (excluding any advisory or management fees, distribution-related and shareholder servicing fees and expenses, expenses attributable to interest and other financing costs, expenses related to litigation and potential litigation, investment expenses (such as brokerage expenses, fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, loan origination fees, loan servicing fees, loan collection and administration fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments), acquired fund fees and expenses, taxes and extraordinary or non-routine expenses, if any) at the level of 0.70% of the NAV of Class A Shares and Class I Shares and 0.89% of the NAV of Class I-3 Shares, with respect to the One-Year Expense Limitation Agreement, and at the level of 4.00% of the NAV for each of Class A Shares, Class I Shares and Class I-3 Shares, with respect to the Ten-Year Expense Limitation Agreement. In consideration of the Adviser’s agreement to waive fees and/or reimburse the Fund’s operating expenses under the Expense Limitation Agreements, the Fund has agreed to repay the Adviser, to the extent approved by the Independent Trustees, in the amount of any waived fees and Fund expenses reimbursed in respect of each of Class A Shares, Class I Shares, and Class I-3 Shares subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the applicable Expense Cap either (i) at the time of the waiver or (ii) at the time the Adviser Recoupment is approved by the Independent Trustees. The Expense Limitation Agreements may be terminated by the Board, including a majority of the Independent Trustees, upon written notice to the Adviser. The Expense Limitation Agreements may not be terminated by the Adviser without the consent of the Board, including a majority of the Independent Trustees.
[6]	The Adviser has additionally agreed to contractually waive 50% of all management fees payable to the Adviser pursuant to the Investment Advisory Agreement, such that the Adviser shall be entitled to a management fee computed and payable monthly at the annual rate of 0.50% of the value of the Fund’s average daily net assets (subject to the terms of such Investment Advisory Agreement) until August 25, 2026, unless the Board approves its earlier termination. Amounts waived pursuant to the Management Fee Waiver are not subject to recoupment.